RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Restatement

The Company’s accounting for the Private Placement Warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 31, 2020 (audited)
Warrant liability	$—	$655,098	$655,098
Total liabilities	3,281,546	655,098	3,936,644
(Accumulated deficit)/retained earnings	(64,917)	(655,098)	(720,015)
Total stockholders’ equity	2,768,859	(655,098)	2,113,761
Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(655,098)	$(655,098)
Other income, net	490,835	(655,098)	(164,263)
(Loss) income before provision for income taxes	(416,571)	(655,098)	(1,071,669)
Net (loss) income	(434,412)	(655,098)	(1,089,510)
Basic and diluted net loss per common share, Non-redeemable common stock	(0.16)	(0. 24)	(0. 40)
Statement of Cash Flows for the Year Ended December 31, 2020 (audited)
Cash flow from operating activities:
Net loss	$(434,412)	$(655,098)	$(1,089,510)
Adjustments to reconcile net loss to net cash and used in operating activities:
Change in fair value of warrant liability	—	655,098	655,098